Financial Statements - Statements of cash flows - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows	€ 65,877,000,000	€ 44,565,000,000
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES	27,354,230,844.7255	(14,120,384,000)
Profit	(823,000,000)	2,916,000,000
Adjustments to obtain the cash flow from operating activities	7,962,000,000	4,225,000,000
Depreciation and amortization	766,000,000	790,000,000
Other adjustments - Cash Flows	7,197,000,000	3,435,000,000
Net increase/decrease in operating assets	(70,785,000,000)	(38,318,000,000)
Financial assests held for trading	(20,972,000,000)	(14,707,000,000)
Other financial assets designated at fair value through profit or loss	(196,000,000)	247,000,000
Non trading financial assets mandatorily at fair value through profit or loss	116,000,000	(337,000,000)
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	(11,468,000,000)	(7,114,000,000)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	(37,577,000,000)	(18,072,000,000)
Other operating assets	(688,000,000)	1,665,000,000
Net increase/Decrease in operating liabilities	91,749,000,000	17,297,000,000
Financial liabilities held for trading	22,594,000,000	10,206,000,000
Other financial liabilities designated at fair value through profit or loss	(61,000,000)	1,838,000,000
Financial liabilities at amortized cost	68,477,000,000	4,000,000,000
Other operating liabilities	738,000,000	1,253,000,000
Collection/Payments for income Tax	(749,000,000)	(241,000,000)
CASH FLOWS FROM INVESTING ACTIVITIES	(134,000,000)	(598,000,000)
Investments - INVESTING ACTIVITIES	(269,000,000)	(1,030,000,000)
Investments - Tangible assets	(14,000,000)	(672,000,000)
Investments - Intangible assets	(256,000,000)	(358,000,000)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units	1,000,000	0
OtherBusinessUnits	0	0
Investments - Non current assets held for sale and associated liabilities	0	0
Investments - Other settlements related to investing activities	0	0
Disinvestments - INVESTING ACTIVITIES	136,000,000	432,000,000
Disinvestments - Tangible assets	3,000,000	0
Disinvestments - Intangible assets	0	0
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units	27,000,000	358,000,000
Disinvestments - Subsidiaries and other business units	0	0
Disinvestments - Non current assets held for sale and associated liabilities	105,000,000	0
Disinvestments - Other collections related to investing activities	0	74,000,000
CASH FLOWS FROM FINANCING ACTIVITIES	(2,938,000,000)	(2,257,000,000)
Investments - FINANCING ACTIVITIES	(4,558,000,000)	(4,812,000,000)
Dividends	(1,065,000,000)	(1,272,000,000)
Subordinated liabilities (Investments)	(2,634,000,000)	(2,613,000,000)
Treasury stock amortization	0	0
Treasury stock aquisition	(494,000,000)	(591,000,000)
Other items relating to financing activities (Investments)	(365,000,000)	(336,000,000)
Disinvestments - FINANCING ACTIVITIES	1,621,000,000	2,555,000,000
Subordinated liabilities (Disinvestments)	1,095,000,000	1,749,000,000
Treasury stock increase	0	0
Treasury stock disposal	526,000,000	806,000,000
Other items relating to financing activities (Disinvestments)	0	0
EFFECT OF EXCHANGE RATE CHANGES	(2,709,000,000)	3,345,000,000
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS	21,573,000,000	(13,631,000,000)
Cash on hand at the end	5,669,000,000	5,544,000,000
Cash balances at central banks at the end	60,207,000,000	39,021,000,000
Other financial assets at the end	0	0
Bank Overdrafts Classified As Cash Equivalents at the end	0	0
Cash And Cash Equivalents Statements Of Cash Flows at the end	€ 65,877,000,000	€ 44,565,000,000